NON-WHOLLY OWNED SUBSIDIARIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 2,283	$ 2,935
Non-current assets	14,145	16,163
Current liabilities	4,817	4,810
Non-current liabilities	9,513	11,653
Revenues	7,168	8,208	$ 7,683
Net income (loss)	(1,001)	(1,927)	2,829
OCI	(10)	(191)	(31)
Profit/(loss) allocated to non-controlling interests	(126)	(1,039)	2,310
Equity allocated to non-controlling interests	2,777	2,694
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	1,084	1,736
Non-current assets	11,776	14,150
Current liabilities	686	1,496
Non-current liabilities	9,307	11,468
Revenues	2,586	4,340	8,180
Net income (loss)	(294)	(1,423)	3,149
OCI	15	(168)	(25)
Profit/(loss) allocated to non-controlling interests	(228)	(1,039)	2,310
Distributions to non-controlling interests	(4)	(34)	(2,947)
Equity allocated to non-controlling interests	$ 2,781	$ 2,694	$ 3,880